UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 97.3%
	BRAZIL – 13.2%
12,200	Banco do Brasil S.A.	$152,537
4,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	181,999
4,400	Cia de Bebidas das Americas - ADR	184,756
12,480	Cielo S.A.	347,368
11,800	Itau Unibanco Holding S.A.	192,431
17,200	Marcopolo S.A.	108,366
8,600	Natura Cosmeticos S.A.	246,302
4,000	Petroleo Brasileiro S.A. - ADR	77,880
11,200	Raia Drogasil S.A.	126,195
7,000	Souza Cruz S.A.	105,333
15,600	Vale S.A.	311,391
		2,034,558
	CHILE – 2.9%
7,900	Sociedad Quimica y Minera de Chile S.A. - ADR	455,356

	CHINA – 16.9%
35,500	Anhui Conch Cement Co., Ltd. - Class H	132,605
700	Baidu, Inc. - ADR*	70,203
21,900	China Mobile Ltd.	257,712
3,800	China Mobile Ltd. - ADR	223,136
228,000	China Overseas Land & Investment Ltd.	693,218
91,200	CNOOC Ltd.	200,915
17,500	Hengan International Group Co., Ltd.	159,824
536,000	Lenovo Group Ltd.	494,221
126,000	Sunny Optical Technology Group Co., Ltd.	83,645
178,500	Zhaojin Mining Industry Co., Ltd. - Class H	285,702
		2,601,181
	INDIA – 5.8%
8,700	HDFC Bank Ltd. - ADR	354,264
12,400	ICICI Bank Ltd. - ADR	540,764
		895,028
	INDONESIA – 1.0%
392,500	Bank Negara Indonesia Persero Tbk P.T.	151,274

	KAZAKSTAN – 0.4%
3,500	KazMunaiGas Exploration Production - GDR	62,985

	MALAYSIA – 4.2%
96,500	Axiata Group Bhd	208,722
116,700	Gamuda Bhd	139,368

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (CONTINUED)
	MALAYSIA (CONTINUED)
99,800	Malayan Banking Bhd	$300,999
		649,089
	MEXICO – 7.8%
47,140	Alfa S.A.B. de C.V. - Class A	100,215
12,600	America Movil S.A.B. de C.V. - ADR	291,564
4,400	Fomento Economico Mexicano S.A.B. de C.V. - ADR	443,080
58,100	Grupo Financiero Banorte S.A.B. de C.V. - Class O	375,173
		1,210,032
	PERU – 2.9%
6,200	Cia de Minas Buenaventura S.A. - ADR	222,890
900	Credicorp Ltd.	131,904
2,500	Southern Copper Corp.	94,650
		449,444
	PHILIPPINES – 2.8%
143,400	Aboitiz Power Corp.	129,136
62,200	DMCI Holdings, Inc.	81,740
90,700	Metropolitan Bank & Trust	225,819
		436,695
	QATAR – 0.4%
1,400	Industries Qatar QSC	59,856

	RUSSIA – 5.2%
9,900	Etalon Group Ltd. - GDR*	54,137
11,100	Lukoil OAO - ADR	749,250
		803,387
	SOUTH AFRICA – 8.5%
98,300	FirstRand Ltd.	361,720
12,270	Foschini Group Ltd.	204,838
1,400	Sasol Ltd.	60,372
3,610	Sasol Ltd. - ADR	156,277
21,700	Shoprite Holdings Ltd.	526,423
		1,309,630
	SOUTH KOREA – 9.7%
1,090	Hyundai Motor Co.	224,697
770	Samsung Electronics Co., Ltd.	1,106,336
7,100	SK Hynix, Inc.*	172,671
		1,503,704

Victoria 1522 Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (CONTINUED)
	TAIWAN – 5.7%
204,629	Taiwan Semiconductor Manufacturing Co., Ltd.	$684,445
11,200	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	192,192
		876,637
	THAILAND – 5.4%
21,800	Advanced Info Service PCL	149,936
15,100	PTT Exploration & Production PCL	81,451
17,300	Siam Cement PCL	249,683
58,300	Siam Commercial Bank PCL	347,912
		828,982
	TURKEY – 4.5%
3,300	Anadolu Efes Biracilik Ve Malt Sanayii AS	47,564
14,400	Arcelik AS	94,692
25,932	Aselsan Elektronik Sanayi Ve Ticaret AS	123,268
1,800	Coca-Cola Icecek AS	37,513
15,910	Koza Altin Isletmeleri AS	384,900
		687,937
	TOTAL COMMON STOCKS (Cost $11,998,198)	15,015,775

Principal Amount
	SHORT-TERM INVESTMENTS – 1.1%
$175,336	UMB Money Market Fiduciary Fund, 0.01%1	175,336

	TOTAL SHORT-TERM INVESTMENTS (Cost $175,336)	175,336

	TOTAL INVESTMENTS – 98.4% (Cost $12,173,534)	15,191,111
	Other Assets in Excess of Liabilities – 1.6%	245,703

	TOTAL NET ASSETS – 100.0%	$15,436,814

ADR – American Depository Receipt
GDR – Global Depository Receipt
PCL – Public Company Limited

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Victoria 1522 Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Note 1 – Organization
Victoria 1522 Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth.  The Fund commenced investment operations on October 1, 2008, with two classes of shares; Advisor Class and Institutional Class.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service.  The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Victoria 1522 Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At December 31, 2012, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$12,189,705

Gross unrealized appreciation	3,231,011
Gross unrealized depreciation	(229,031)
Net unrealized appreciation on investments and foreign currency translations	$3,001,980

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Victoria 1522 Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 31	Total
Investments
Common Stocks
Commercial Services	$-	$347,368	$-	$347,368
Communications	514,700	616,370	-	1,131,070
Consumer Durables	-	1,425,725	-	1,425,725
Consumer Non-Durables	627,836	596,536	-	1,224,372
Electronic Technology	262,395	1,474,605	-	1,737,000
Energy Minerals	983,407	405,723	-	1,389,130
Finance	1,402,105	2,480,047	-	3,882,152
Health Technology	-	83,645	-	83,645
Industrial Services	-	139,368	-	139,368
Non-Energy Minerals	317,540	1,114,598	-	1,432,138
Process Industries	455,356	309,539	-	764,895
Producer Manufacturing	100,215	190,106	-	290,321
Retail Trade	181,999	857,456	-	1,039,455
Utilities	-	129,136	-	129,136
Short-Term Investments	175,336	-	-	175,336
Total Investments	$5,020,889	$10,170,222	$-	$15,191,111

1	The Fund did not hold any Level 3 securities at period end.

Victoria 1522 Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2012 (Unaudited)

It is the Fund’s policy to recognize transfers between Levels at the end of the period.  The Fund, as of December 31, 2012, did hold Level 2 securities due to the Fund performing a fair value adjustment and specific foreign markets observing holiday market closure, resulting in a stale price utilized from the previous market close in accordance with procedures adopted by the Board of Trustees.  A security’s classification as Level 1 or Level 2 within this Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. Per the Fund’s procedures adopted by the Board of Trustees, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

The following is a reconciliation of transfers between Levels from September 30, 2012 to December 31, 2012, represented by recognizing the December 31, 2012 market value of securities previously classified as Level 1 as of September 30, 2012 that transferred hierarchies to Level 2 as of December 31, 2012:

Transfers into Level 1	$-
Transfers out of Level 1	(1,589,923)
Net transfers in (out) of Level 1	$(1,589,923)

Transfers into Level 2	$1,589,923
Transfers out of Level 2	-
Net transfers in (out) of Level 2	$1,589,923

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victoria 1522 Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	2/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	2/28/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	2/28/13

* Print the name and title of each signing officer under his or her signature.